Document and Entity Information	Apr. 01, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001083643
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 01, 2021
Entity Registrant Name	Fauquier Bankshares, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	000-25805
Entity Tax Identification Number	54-1288193
Entity Address, Address Line One	10 Courthouse Square
Entity Address, City or Town	Warrenton
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20186
City Area Code	(540)
Local Phone Number	347-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock Par value $3.13 per share
Trading Symbol	FBSS
Entity Emerging Growth Company	false